Loss Per Share - Schedule of Net Loss Attributable to Equity Holders of the Parent (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Loss Attributable to Equity Holders of the Parent [Abstract]
Loss from continuing operations attributable to equity holders of the parent	$ (167,016,426)	$ (40,409,465)	$ (71,320,063)
Gain (Loss) from discontinuing operations attributable to equity holders of the parent	1,123,039	(7,582,632)	2,001,215
Loss attributable to equity holders of the parent	$ (165,893,387)	$ (47,992,097)	$ (69,318,848)
Weighted average number of common shares basic and diluted	22,774,782	167,610	134,913
Weighted average number of common shares diluted	22,774,782	167,610	134,913
Basic loss from continuing operations, per common share	$ (7.33)	$ (241.09)	$ (528.64)
Diluted loss from continuing operations, per common share	(7.33)	(241.09)	(528.64)
Basic loss from discontinuing operations, per common share	0.05	(45.24)	14.83
Diluted loss from discontinuing operations, per common share	0.05	(45.24)	14.83
Basic loss per common share	(7.28)	(286.33)	(513.8)
Diluted loss per common share	$ (7.28)	$ (286.33)	$ (513.8)